CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares shares in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Common limited partner capital (in shares)	72,111	42,063
Common limited partner capital (in shares)	72,111	42,063
Subordinated limited partner capital (in shares)	0	24,410
Subordinated limited partner capital (in shares)	0	24,410
General partner interests (in shares)	1,471	1,355
General partner interests (in shares)	1,471	1,355